RETIREMENT BENEFIT OBLIGATIONS - Schedule of Defined Benefit Pension Expense (Details) - Defined contribution pension schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 180	£ 213	£ 206
Net interest amount	(95)	(29)	(23)
Settlements	0	1	2
Past service cost – plan amendments	4	11	5
Plan administration costs incurred during the year	34	38	54
Total defined benefit pension expense	£ 123	£ 234	£ 244